Label	Element	Value
MassMutual RetireSMART by JPMorgan 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL FUNDS
MassMutual RetireSMART SM by JPMorgan In Retirement Fund
MassMutual RetireSMART SM by JPMorgan 2020 Fund
MassMutual RetireSMART SM by JPMorgan 2025 Fund
MassMutual RetireSMART SM by JPMorgan 2030 Fund
MassMutual RetireSMART SM by JPMorgan 2035 Fund
MassMutual RetireSMART SM by JPMorgan 2040 Fund
MassMutual RetireSMART SM by JPMorgan 2045 Fund
MassMutual RetireSMART SM by JPMorgan 2050 Fund
MassMutual RetireSMART SM by JPMorgan 2055 Fund
MassMutual RetireSMART SM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated June 24, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMART SM by JPMorgan 2025 Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following information replaces similar information for the MassMutual RetireSMARTSM by JPMorgan 2025 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance as it appears in the supplement to the Prospectus dated March 18, 2022:
The provision of a sample withdrawal amount is for the purpose of outlining a possible theoretical course of action. The sample withdrawal amount is a generic hypothetical example as of a specific calculation date that does not consider, nor is it based upon, the Fund specifically, including the Underlying Funds in which the Fund invests, or an investor’s specific circumstances including their age, financial needs, risk tolerance, required minimum distribution amount under the Internal Revenue Code of 1986, as amended (the “Code”), with respect to any year, if any, other assets, and overall investment objectives. The provision of a sample withdrawal amount is not a recommendation or suggestion that any particular redemption amount is advisable for any investor or in any investor’s best interest, nor is it a recommendation regarding any particular course of conduct in any particular situation or with respect to any particular investor. Instead, it will be presented merely for educational purposes so as to give an indication as to the kinds of approaches that may be possible, and each investor should make an independent decision regarding how to proceed based on their own independent analysis, taking into account whatever independent advice from the investor’s professional adviser, tax adviser, or other third parties that the investor may regard as necessary or appropriate to obtain. There can be no assurance that, even if an investor redeems, in each year during the Spending Phase, shares in an amount equal to the sample withdrawal amount for that year, the assets in the investor’s account will be sufficient to support distributions for the entire period through the target maturity year, and it is possible that the investor’s account in the Fund would be exhausted before then.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan (which may include a fund or funds subadvised by J.P. Morgan); the Fund will normally invest no more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or were not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s approximate allocation, as of June 23, 2022, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may in its absolute discretion modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Equity Asset Fund	12.34%
Vanguard Developed Markets Index Fund	5.56%
MassMutual Core Bond Fund	18.19%
MassMutual Total Return Bond Fund	6.12%
MassMutual Strategic Bond Fund	6.12%
MassMutual High Yield Fund	5.87%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following information supplements the information for each of the Funds found under the heading Principal Risks in the section titled Investments, Risks, and Performance beginning on pages 42, 52, 63, 74, 85, 96, 107, 118, 129, and 140 of the Prospectus, respectively:
China Investment Risk Investments in Chinese companies involve certain risks and considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockages, the risk that the Chinese government may decide not to continue to support economic reform programs, and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to emerging market countries.
Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Stock Connect Risk The Fund may invest in China A Shares through Stock Connect, which is subject to sudden changes in quota limitations, application of trading suspensions, price fluctuations during times when Stock Connect is not trading, operational risk, clearing and settlement risk, and regulatory and taxation risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE